Equity (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000		500,000,000	500,000,000
Common stock, par value per share	$ 0.0001		$ 0.0001	$ 0.0001
Treasury share repurchases			$ 29,688,648	$ 3,349,172	$ 17,610,787
Dividends per share	$ 0.05	$ 0.025		$ 0.025	$ 0.025
Distribution of dividends to common shareholders	$ 13,529,463	$ 7,015,794		$ 14,751,704	$ 15,288,919
Shares repurchased under plan			1,614,220	2,076,964	4,234,884
Total cost of shares repurchased for RSU Plan			$ 4,003,999	$ 3,259,998	$ 7,042,725
Treasury Shares [Member]
Class of Stock [Line Items]
Treasury share repurchases, shares			13,198,238	2,179,902	9,025,690
Treasury share repurchases			$ 29,688,648	$ 3,349,172	$ 17,610,787
2007 Plan [Member]
Class of Stock [Line Items]
Exercise of share options, shares			1,746	40,000	33,000
Options exercised, price	$ 2.50		$ 2.50	$ 1.21	$ 1.21
2007 Plan [Member] | Exercise Price One [Member]
Class of Stock [Line Items]
Exercise of share options, shares			530,600
Options exercised, price	1.21		$ 1.21
2007 Plan [Member] | Exercise Price Two [Member]
Class of Stock [Line Items]
Exercise of share options, shares			40,876
Options exercised, price	2.105		$ 2.105
2007 Plan [Member] | Exercise Price Three [Member]
Class of Stock [Line Items]
Exercise of share options, shares			93,334
Options exercised, price	1.87		$ 1.87
2007 Plan [Member] | Exercise Price Four [Member]
Class of Stock [Line Items]
Exercise of share options, shares			200,000
Options exercised, price	1.255		$ 1.255
2007 Plan [Member] | Exercise Price Five [Member]
Class of Stock [Line Items]
Exercise of share options, shares			200,000
Options exercised, price	1.605		$ 1.605
2007 Plan [Member] | Exercise Price Six [Member]
Class of Stock [Line Items]
Exercise of share options, shares			400,000
Options exercised, price	1.71		$ 1.71
2007 Plan [Member] | Exercise Price Seven [Member]
Class of Stock [Line Items]
Exercise of share options, shares			66,000
Options exercised, price	1.81		$ 1.81
2015 Plan [Member] | Exercise Price Eight [Member]
Class of Stock [Line Items]
Exercise of share options, shares			628,328
Options exercised, price	$ 1.71		$ 1.71